Business Acquisitions (Tables)	12 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
Schedule of Purchase Price Allocation [Table Text Block]
The aggregate purchase consideration is comprised of the following:

	As at April 30, 2011
	(RMB'000)	(US$'000)

Cash consideration transferred	734,356	113,616
Fair value of the Non-controlling Interest	967,152	149,633
Fair value of previously held equity interest	450,385	69,681
Total consideration	2,151,893	332,930

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the fair values of the assets acquired and liabilities assumed as of the date of acquisition, including the effect of measurement period adjustments recorded in 2012 and 2011 as discussed below:

	As at April 30, 2011
	(RMB'000)	(US$'000)

Cash	38,817	6,006
Accounts receivable	1,421,690	219,957
Inventory	1,274,040	197,113
Other current assets	167,311	25,886
Property and equipment	443,588	68,630
Investment in equity accounted associates & other investment	73,673	11,398
Other non-current assets	75,308	11,651
Goodwill	882,874	136,594
Accounts payable	(850,887)	(131,645)
Short-term borrowings	(337,983)	(52,291)
Other current liabilities	(450,285)	(69,667)
Long-term borrowings	(754,836)	(116,784)
Other long-term liabilities	(154,367)	(23,883)
Net assets held for sale	473,581	73,270
Deferred tax assets	61,287	9,482
Deferred tax liabilities	(2,923)	(452)
Income tax payable	(23,571)	(3,647)
Non-controlling interest	(10,259)	(1,587)
Convertible Redeemable Note and accrued interest	(175,165)	(27,101)
Purchase consideration	2,151,893	332,930

Business Acquisition, Pro Forma Information [Table Text Block]
The following summarized unaudited pro forma results of operations, which are inclusive of Continuing and Discontinued Operations, for the year ended December 31, 2010 and the 6 month period ended June 30, 2011, have been prepared assuming that the acquisition of PGW had occurred on January 1, 2010. These pro forma results have been prepared for comparative purposes only based on management's best estimate and do not purport to be indicative of the results of operations which actually would have resulted had the acquisition occurred as of January 1, 2010.

	(Unaudited)	(Unaudited)
	For the year ended December 31,2010	For 6 months Ended June 30,2011
	RMB'000	RMB'000

Pro forma revenues	6,256,583	3,551,666
Pro forma net loss	(57,110)	(94,701)
Pro forma net loss per ordinary share-basic and diluted	(0.48)	(0.85)

Business Combination Purchase Price Allocation Fair Value Of Assets And Liabilities Acquired [Table Text Block]
The following table summarizes the fair values of the assets acquired and liabilities assumed as at the date of acquisition:

	As at July 9, 2012
	(RMB’000)	(US$’000)

Property and equipment, net	5,761	939
Land use rights	470	77
Acquired technologies	400	65
Goodwill	10,349	1,686
Purchase consideration	16,980	2,767